RESTRICTED CASH	12 Months Ended
Dec. 31, 2018
Disclosure Text Block [Abstract]
RESTRICTED CASH

21. RESTRICTED CASH

Brookfield Renewable’s restricted cash as at December 31 is as follows:

(MILLIONS)	Note	2018	2017
Operations		$119	$195
Credit obligations		60	85
Capital expenditures and development projects		2	4
Total		181	284
Less: non-current	23	(45)	(103)
Current		$136	$181